UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22590

Lazard Alternative Strategies 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Brian Simon

30 Rockefeller Plaza

New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-632-6000

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2012 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (95.58%) #
Event Driven (21.50%)
Greywolf Capital Overseas Fund	$1,550,000	4.90%	$1,598,193
Hudson Bay International Fund, Ltd.	750,000	2.48%	808,773
Litespeed Offshore Fund Ltd.	1,425,000	4.83%	1,574,727
Mudrick Distressed Opportunity Fund Offshore Ltd.	1,550,000	4.92%	1,603,089
Numen Credit Opportunities Fund Inc.	1,400,000	4.37%	1,423,887

	6,675,000		7,008,669

Long/Short (27.21%)
Bronson Point Offshore Fund Ltd.	1,000,000	2.91%	948,933
Harvey SMidCap Offshore Fund, Ltd.	1,000,000	3.03%	987,723
James Alpha Small Cap Fund Ltd.	1,000,000	3.11%	1,012,060
Lakewood Capital Offshore Fund Ltd.	1,125,000	3.62%	1,181,153
Occitan Feeder Fund Inc.	750,000	1.96%	639,718
Permian Fund, Ltd.	875,000	3.03%	985,999
Seminole Offshore Fund Ltd.	1,300,000	3.98%	1,296,912
Tempus Quo Offshore Fund, Ltd.	750,000	2.22%	723,941
Whitney Japan Investors	1,225,000	3.35%	1,092,504

	9,025,000		8,868,943

Relative Value (28.56%)
Arrowgrass International Fund, Ltd.	1,000,000	3.09%	1,007,723
Blue Mountain Credit Alternatives Fund Ltd.*	1,000,000	3.38%	1,103,331
Chenavari Multi-Strategy Credit Fund Limited	1,350,000	4.26%	1,387,286
GCA Credit Opportunities Offshore Fund, Ltd.	875,000	2.79%	908,705
Pelagus Capital Fund Inc.	1,125,000	3.46%	1,127,803
QFR Victoria Fund, Ltd.	1,125,000	3.63%	1,182,692
Revelation Special Situations Offshore Fund Ltd.	1,000,000	3.07%	1,001,301
WAF Offshore Fund, Ltd.*	1,475,000	4.88%	1,591,431

	8,950,000		9,310,272

Tactical Trading (18.31%)
CCP Quantitative Fund Ltd.	1,000,000	3.28%	1,067,763
Diamondback Offshore Fund Ltd.	1,000,000	3.11%	1,015,070
Discovery Global Focus Fund, Ltd.**	2,000,000	5.99%	1,951,136

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2012 (Unaudited) (continued)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (95.58%)# (concluded)
Tactical Trading (18.31%) (concluded)
Keynes Leveraged Quantitative Strategies Fund	$500,000	1.51%	$491,081
Kohinoor Core Fund	500,000	1.52%	496,539
Rubicon Global Fund	1,000,000	2.90%	945,729

	6,000,000		5,967,318

Total Investments in Portfolio Funds (95.58%)	$30,650,000		31,155,202

Other Assets, Less Liabilities (4.42%)			1,441,474

Net Assets (100.00%)			$32,596,676

#	Non-income producing securities.
*	Portfolio Fund has investor level gate provisions.
**	Semi-annual liquidity.

Fair Value Measurement: In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), Lazard Alternative Strategies 1099 Fund (the “Fund”) applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques used to develop the measurements of fair value, and a discussion of related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1—Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3—Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2012 (Unaudited) (continued)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers during the period ended June 30, 2012.

The following tables summarize the valuation of the Fund’s investments and the fair value hierarchy levels as of June 30, 2012:

Description	Total Fair Value at June 30, 2012	Level 1	Level 2	Level 3
Investments in Portfolio Funds
Event Driven	$7,008,669	$—	$7,008,669	$—
Long/Short	8,868,943	—	8,868,943	—
Relative Value	9,310,272	—	6,615,510	2,694,762
Tactical Trading	5,967,318	—	4,016,182	1,951,136

Total Investments in Portfolio Funds	$31,155,202	$—	$26,509,304	$4,645,898

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

Description	Balance as of March 31, 2012	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012
Relative Value	$2,248,578	$—	$96,184	$350,000	$—	$—	$—	$2,694,762
Tactical Trading	1,101,246	—	(150,110)	1,000,000	—	—	—	1,951,136

Total	$3,349,824	$—	$(53,926)	$1,350,000	$—	$—	$—	4,645,898

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2012 is $(53,926).

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Fund as of June 30, 2012. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other similar restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2012. During the current period, certain Portfolio Funds instituted a gate or suspended redemptions. For Portfolio Funds with gates or suspended redemptions, the Investment Adviser cannot estimate when the gate will be lifted or the suspension removed.

The Portfolio Funds in the event driven strategy rely on the anticipated occurrence of particular corporate events, such as mergers and acquisitions or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns may be relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 45 to 120 day notice period. All Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2012 (Unaudited) (continued)

The Portfolio Funds in the long/short strategy combine long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. The long/short strategy aims at seizing opportunities in both rising and falling markets. The strategy covers a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most Portfolio Managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Strategy styles included in this category are long/short equities, short-selling only and stock picking. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 45 to 60 day notice period. All Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. Two Portfolio Funds in this strategy, representing 8.26% of net assets, are subject to gate provisions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The tactical trading strategy speculates on the direction of prices of equities, bonds, currencies and commodities in cash and derivatives. The returns from this type of strategy can be volatile given the liberal use of leverage, often enhanced with derivatives, and the “outright” or un-hedged nature of the positions. The correlation of returns with traditional benchmarks tends to be low. The tactical trading strategy can be either system-driven or discretionary. System-driven Portfolio Managers deploy trend-following and other computer-driven models based on technical analysis of price data, while discretionary portfolio managers rely more on fundamental analysis, though technicals are not ignored. In either case, the Portfolio Managers’ skill is in timing the entry and exit of their positions. Global macro hedge funds and commodity trading advisors (CTAs) fall into this category. The Portfolio Funds within this strategy have monthly to semi-annual liquidity, and are generally subject to a 30 to 90 day notice period. One Portfolio Fund in this strategy, representing 5.99% of net assets, allows for semi-annual redemptions and is not currently redeemable within 90 days of June 30, 2012. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lazard Alternative Strategies 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, Chief Executive Officer
(principal executive officer)

Date	August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, Chief Executive Officer
(principal executive officer)

Date	August 22, 2012

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date	August 22, 2012

* Print the name and title of each signing officer under his or her signature.